FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]		    Cleveland,  Ohio		December 31, 2001

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2001


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     44

	c.	Information Table Value Total	$ 164,056

		List of Other Included Managers	    None




FORM 13 F
(SEC USE ONLY)

Quarter Ending December 31, 2001
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.



Name of Issuer            CLASS     CUSIP #       VALUE      SHARES

ALBERTSON'S              common    013104104      7,502     238,250
AT&T                     common    001957109      2,641     145,601
AT&T WIRELESS SVCS       common    00209A106        671      46,719
BP                       common    055622104      9,062     194,845
CARPENTER TECHNOLOGY     common    144285103      4,824     181,231
CINERGY                  common    172474108      4,938     147,704
CLOROX                   common    189054109      6,254     158,125
CORNING                  common    219350105      2,434     272,900
CROWN CORK & SEAL        common    228255105        588     231,429
CUMMINS                  common    231021106        239       6,200
DISNEY (WALT)            common    254687106        384      18,550
DU PONT                  common    263534109      4,523     106,395
EMERSON ELECTRIC         common    291011104      5,344      93,591
ENGELHARD                common    292845104        342      12,350
EXXON MOBIL              common    30231G102      2,001      50,916
GENERAL ELECTRIC         common    369604103        272       6,783
GENERAL MILLS            common    370334104      4,005      77,010
GENERAL MOTORS           common    370442105      3,046      62,677
GENUINE PARTS            common    372460105      5,034     137,169
GOODRICH                 common    382388106      4,467     167,822
HERCULES                 common    427056106      2,735     273,504
INGERSOLL-RAND           common    456866102      2,344      56,060
INT'L PAPER              common    460146103      4,988     123,615
KEYCORP                  common    493267108      4,456     183,064
KEYSPAN                  common    49337W100        688      19,850
KIMBERLY-CLARK           common    494368103      5,544      92,714
LUBRIZOL                 common    549271104      4,831     137,681
MAYTAG                   common    578592107      2,450      78,950
MCDONALD'S               common    580135101      1,289      48,690
MERCK & CO.              common    589331107      2,246      38,205
MOTOROLA                 common    620076109      3,432     228,478
NAT'L CITY               common    635405103      5,893     201,525
PACTIV                   common    695257105      7,964     448,703
PHILIP MORRIS            common    718154107      4,798     104,654
PHILLIPS PETROLEUM       common    718507106      1,604      26,620
PPG INDUSTRIES           common    693506107      2,895      55,980
SARA LEE                 common    803111103      7,362     331,175
SCHERING-PLOUGH          common    806605101        536      14,980
SHERWIN-WILLIAMS         common    824348106        840      30,550
TECO ENERGY              common    872375100      3,544     135,062
USX-MARATHON GROUP       common    902905827      7,441     248,040
USX-U.S. STEEL GROUP     common    90337T101      2,485     137,236
V.F. CORP                common    918204108      7,606     194,975
WACHOVIA                 common    929903102      7,510     239,490

TOTAL PORTFOLIO VALUE                           164,056




(SEC USE ONLY)


     Investment Discretion                     Voting Authority

              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
               X                                    N/A       X
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